NATURE OF BUSINESS AND ORGANIZATION (Policies)	12 Months Ended
Jul. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern Uncertainty

Going Concern Uncertainty

The accompanying consolidated Financial Statements have been prepared applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. As of July 31, 2023, the Company had cash of $256,342 and a working capital deficit of $284,542. For the year ended July 31, 2023, the Company had total operating revenues of $452,409 and a net loss of $356,089. These factors among others raised substantial doubt about the ability of the Company to continue as a going concern for a reasonable period of time as of October 20, 2023, the issuance date of the July 31, 2023 Financial Statements. As of October 20, 2023, Management plans were to seek debt and/or equity financing to operate until such time as the Company has established sufficient ongoing revenues to cover its costs. The July 31, 2023 financial statements did not include any adjustments relating to the recoverability and classification of assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

As of July 31, 2024, the Company had cash of $413,129 and positive working capital of $788,354. For the year ended July 31, 2024, the Company had total operating revenues of $8,617,265 and net income of $110,320. For these reasons, the Company believes that the going concern uncertainty has been alleviated as of July 31, 2024.